INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES
NOTE 10  - INCOME TAXES:

a.	Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

b.	Corporate taxation of Israeli subsidiary

Silexion is taxed according to the regular corporate income tax rate in Israel.  The corporate tax rate was 23% in 2024 and 2023.

c.	Income taxes of Chinese Subsidiary

The Chinese Subsidiary is taxed under the tax laws of China and the corporate tax rate is  25%.

d.	Tax loss carryforwards

As of December 31, 2024, the expected tax loss carryforwards of Silexion were approximately $25,216, which may be carried forward and offset against taxable income in the future for an indefinite period. The Company has recognized valuation allowance for the full amount in respect of these tax loss carryforwards since their utilization is not expected in the foreseeable future.

The tax loss carryforwards generated in the Cayman Islands have no value, as the Cayman Islands do not impose an income tax on corporations.

Local and foreign components of loss from continuing operations, before income taxes consisted of the results of Silexion as the local entity, and the results of New Silexion, Moringa, and the Chinese Subsidiary as foreign entities.

	Year ended December 31
	2024	2023
Domestic – Israel	12,156	4,769
Foreign
Cayman Islands	$4,161	$-
Chinese Subsidiary	192	307
Total	$16,509	$5,076

e.	Uncertainty in income tax

As of December 31, 2024 and 2023, the Company’s uncertain tax positions were immaterial.

f.	Tax rate reconciliation

The Group consists of a Cayman Islands parent holding company with various international subsidiaries (see Note 1(c)). The applicable statutory rate in the Cayman Islands is 0% for the Company for the year ended December 31, 2024. For purposes of the reconciliation between the provision for income taxes at the statutory rate and the effective tax rate, an Israeli statutory tax rate of 23% for the years ended December 31, 2024, and December 31, 2023 was applied, which is the rate that is applicable to the substantially all of the Group’s operations.

Income tax expense attributable to income from continuing operations was $10 and $32 for the years ended December 31, 2024 and 2023, respectively, and differed from the amounts computed by applying an Israeli statutory income tax rate of 23% to pretax income from continuing operations, mainly as a result of changes in valuation allowance of $1,392 and $922 respectively, as well as nondeductible expenses.

The reconciliation of the theoretical tax benefit (expense) under the Israeli statutory tax rate to the Company's effective benefit (expense) taxes is as follows for the years ended December 31, 2024 and 2023, respectively:

	Year ended December 31
	2024	2023
Loss before income taxes	$(16,509)	$(5,076)
Statutory tax rate	23%	23%
Computed “expected” tax income	(3,797)	(1,167)
Exchange rate differences	(21)	120
Non-deductible share-based compensation	1,373	30
Non-deductible financial instruments valuation	32	21
Effect of other non-deductible differences	78	112
Change in valuation allowance	1,392	922
Subsidiaries tax rate differences	953	(6)
Reported taxes on income	$10	$32

g.	Deferred tax

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31
	2024	2023
Deferred tax assets
Operating loss carryforwards	$5,800	$4,405
Research and development	902	780
Accrued expenses	104	304
Bonus accrual	52	-
Lease liability	121	39
Other	42	25
Total deferred tax assets	$7,021	$5,553

Deferred tax liabilities
Right of use asset	(122)	(46)
Total deferred tax liabilities	$(122)	$(46)

Valuation allowance	$(6,899)	$(5,507)
Deferred tax assets, net of valuation allowance	$-	$-

h.	Roll forward of valuation allowance:

The following table presents a reconciliation of the beginning and ending valuation allowance:

Balance as of December 31, 2022	$(4,585)
Additions	(922)
Balance as of December 31, 2023	$(5,507)
Additions	(1,392)
Balance as of December 31, 2024	$(6,899)

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on these factors, the Company recorded a full valuation allowance as of December 31, 2024 and 2023.

i.	Income tax assessments

Silexion has tax assessments that are considered to be final through tax year 2019.

The Chinese Subsidiary does not have final tax assessments.